Risk Management and Fair Values (Tables)	12 Months Ended
Dec. 31, 2023
Risk Management and Fair Values [Abstract]
Schedule of Capital Requirements	The Company and its subsidiaries are not subject to externally imposed capital requirements.
	December 31, 2023	December 31, 2022
Total borrowing	-	-
Less: cash and cash equivalents	(407,311)	(520,916)
Net debt	(407,311)	(520,916)
Total equity	15,154,695	12,325,892
Total capital	14,747,384	11,804,976
Gearing ratio	(3)%	(1)%

Schedule of Liquidity Risk	The tables include both interest and principal cash flows.
	Within 1 year	Over 1 year	Total
Trade and other payables	2,235,988	-	2,235,988
Related parties payables	3,330,518	-	3,330,518
Total	5,566,506	-	5,566,506

	Within 1 year	Over 1 year	Total
Trade and other payables	1,319,076	-	1,319,076
Other tax payable	212	-	212
Related parties payables	2,611,097	-	2,611,097
Total	3,930,385	-	3,930,385